Other Intangible Assets	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

	Amortizable Life	Weighted Average Remaining Life	September 30, 2014					December 31, 2013
			Gross	Impairment	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(80.7)	$(0.8)	$202.1	$219.1
Trademarks	5 years	1 years	0.6	—	(0.4)	—	0.2	0.2
Trademarks	Indefinite	Indefinite	149.0	(38.0)	—	—	111.0	149.0
Integrated software system	5 years	1 years	11.0	—	(7.6)	—	3.4	5.1

			$444.2	$(38.0)	$(88.7)	$(0.8)	$316.7	$373.4

During the nine months ended September 30, 2014, Holdings recorded a trademark impairment loss of $38.0 million related to the indefinite-lived trademark intangible asset of its fuel delivery systems product line. A decision by a customer to change suppliers and a change by another customer from branded to private label products triggered the need to test the carrying value of this indefinite-lived intangible asset. A discounted cash flow calculation was performed reflecting the revised forecasted net sales information. This identified that the estimated recoverable amount was less than the carrying value. The impairment is recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) in trademark impairment loss.

The aggregate intangible amortization expense recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million and $18.3 million for the three and nine months ended September 30, 2014, respectively, and $6.1 million and $18.3 million for the three and nine months ended September 30, 2013, respectively. The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2014	$5.5	$0.5
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—